Offsetting, Enforceable Master Netting Arrangements and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	€ 2,733	€ 8,811
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	2,733	8,811
Related amounts not set off in the statements of financial position, Financial instruments	2,589	6,045
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	111	2,519
Net amount	34	247
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	5,115	7,043
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	5,115	7,043
Related amounts not set off in the statements of financial position, Financial instruments	3,359	6,768
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	1,668	224
Net amount	89	52
Derivatives [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	2,733	8,811
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	2,733	8,811
Related amounts not set off in the statements of financial position, Financial instruments	2,589	6,045
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	111	2,519
Net amount	34	247
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	5,115	7,043
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	5,115	7,043
Related amounts not set off in the statements of financial position, Financial instruments	3,359	6,768
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	1,668	224
Net amount	€ 89	€ 52